Shareholder Report, Holdings (Details)	Jan. 31, 2025
C000000287 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.00%
C000000287 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000000287 [Member] | US Treasury Bill Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.90%
C000000287 [Member] | US Treasury Notes Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000000287 [Member] | U S Treasury Floating Rate Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000000287 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000000286 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.00%
C000000286 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000000286 [Member] | US Treasury Bill Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.90%
C000000286 [Member] | US Treasury Notes Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000000286 [Member] | U S Treasury Floating Rate Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000000286 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000000288 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.00%
C000000288 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000000288 [Member] | US Treasury Bill Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.90%
C000000288 [Member] | US Treasury Notes Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000000288 [Member] | U S Treasury Floating Rate Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000000288 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000000289 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.00%
C000000289 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000000289 [Member] | US Treasury Bill Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.90%
C000000289 [Member] | US Treasury Notes Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000000289 [Member] | U S Treasury Floating Rate Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000000289 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000223302 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.00%
C000223302 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000223302 [Member] | US Treasury Bill Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.90%
C000223302 [Member] | US Treasury Notes Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000223302 [Member] | U S Treasury Floating Rate Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000223302 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000223301 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.00%
C000223301 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000223301 [Member] | US Treasury Bill Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.90%
C000223301 [Member] | US Treasury Notes Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000223301 [Member] | U S Treasury Floating Rate Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000223301 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000233952 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.00%
C000233952 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000233952 [Member] | US Treasury Bill Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.90%
C000233952 [Member] | US Treasury Notes Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000233952 [Member] | U S Treasury Floating Rate Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000233952 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000243326 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.00%
C000243326 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000243326 [Member] | US Treasury Bill Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.90%
C000243326 [Member] | US Treasury Notes Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000243326 [Member] | U S Treasury Floating Rate Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000243326 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000250287 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.00%
C000250287 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000250287 [Member] | US Treasury Bill Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.90%
C000250287 [Member] | US Treasury Notes Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000250287 [Member] | U S Treasury Floating Rate Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000250287 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000000291 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000000291 [Member] | US Treasury Bill Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	66.50%
C000000291 [Member] | US Treasury Notes Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000000291 [Member] | U S Treasury Floating Rate Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000000291 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000000290 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000000290 [Member] | US Treasury Bill Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	66.50%
C000000290 [Member] | US Treasury Notes Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000000290 [Member] | U S Treasury Floating Rate Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000000290 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000000292 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000000292 [Member] | US Treasury Bill Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	66.50%
C000000292 [Member] | US Treasury Notes Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000000292 [Member] | U S Treasury Floating Rate Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000000292 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000000293 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000000293 [Member] | US Treasury Bill Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	66.50%
C000000293 [Member] | US Treasury Notes Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000000293 [Member] | U S Treasury Floating Rate Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000000293 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%